As filed with the Securities and Exchange Commission on April 22, 2002

                           Registration Statement Nos. 2-36429
                                            811-2033

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /

   Pre-Effective Amendment No.                                             / /
                               ....


   Post-Effective Amendment No. 69                                         /X/
                               ....

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            / /


   Amendment No.  39                                                       /X/
                 ....

                        (Check appropriate box or boxes.)
   ...........................................................................
               (Exact Name of Registrant as Specified in Charter)

                                THE RESERVE FUND
   ...........................................................................

                    (Address of Principal Executive Offices)
                           1250 BROADWAY, NEW YORK, NY
                                   10001-3701
                                   (Zip Code)

   Registrant's Telephone Number, including Area Code  (212) 401-5500
                         ..........................

   .............................................................................


                            Leonard Wallace, Esq.
                            The Reserve Funds
                            1250 Broadway
                            New York, NY 10001-3701

                     (Name and Address of Agent for Service)

   Approximate date of Proposed Public Offering ... immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

   / / immediately upon filing pursuant to paragraph (b)

   / / on (date) pursuant to paragraph (b)

   /X/ 60 days after filing pursuant to paragraph (a)(1)

   / / on (date) pursuant to paragraph (a)(1)

   / / 75 days after filing pursuant to paragraph (a)(2)

   / / on (date) pursuant to paragraph (a)(2) of rule 485.

If approriate, check the following box:

   / / this post-effective amendment designates a new effective data for a previously filed post-effective amendment.


The Commission is requested to send copies of all communications to:
               Leonard Wallace, Esq.
               The Reserve Funds
               1250 Broadway
               New York, NY 10001-3701

[THE RESERVE FUNDS LOGO]

                                   PROSPECTUS
                                          , 2003



The Reserve Fund and the Reserve Tax-Exempt Trust (the "Trusts"), registered investment companies, offer Class 8, 12, 15, 20, 25, 35, 45, 70 and 95 shares of four no-load money-market funds in this Prospectus:


                          -  PRIMARY FUND,
                          -  U.S. GOVERNMENT FUND,
                          -  U.S. TREASURY FUND, and

                          -  INTERSTATE TAX-EXEMPT FUND
                          (each a "Fund", collectively the "Funds").


                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------
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                                       2

TABLE OF CONTENTS

ABOUT THE FUNDS
Investment Objective ........................................................  3
Investment Strategies of the Primary, U.S.
Government and U.S. Treasury Funds ..........................................  4
Principal Risks of Investing in the Primary, U.S. Government and U.S. Treasury
Funds .......................................................................  5
Investment Strategies of the Interstate
Tax-Exempt Fund .............................................................  6
Principal Risks of Investing in the Interstate
Tax-Exempt Fund .............................................................  7
Performance .................................................................  8
Fees & Expenses of the Funds ...............................................  10
Fund Management ............................................................  11

YOUR ACCOUNT
How to Buy Shares ..........................................................  13
How to Sell Shares .........................................................  14

ACCOUNT SERVICES ............................................................ 16

DIVIDENDS & TAXES ........................................................... 17

FINANCIAL HIGHLIGHTS ........................................................ 18

QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
customerservice@reservefunds.com
or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-TM-

ABOUT THE FUNDS


The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. Classes 8, 12, 15, 20, 25, 35, 45, 70 and 95 are specifically designed for institutional investors.


The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as, evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

INVESTMENT OBJECTIVE
The investment objective of the Primary, U.S. Government and U.S. Treasury Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    Achievement of a Fund's objective cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS. The Funds seek to maintain a stable $1.00 share price. The investment adviser to the Funds (the "Adviser") monitors a range of economic and financial factors. Based on this analysis, the assets of the Primary, U.S. Government and U.S. Treasury Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality policies or jeopardizing the stability of its share price.



PRIMARY FUND. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, high quality non-rated instruments as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.


    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. The Primary Fund may not invest in commercial paper.

U.S. GOVERNMENT FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

    All of the Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total net assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

    The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS.
The following factors could reduce a Fund's income level and/or share price:

- INTEREST RATES. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, each Fund has maintained a constant share price since inception, and will strive to continue to do so.

- EACH FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CERTAIN PORTFOLIO HOLDINGS. The Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund seeks to maintain a stable $1.00 share price. The investment adviser to the Fund (the "Adviser") monitors a range of economic and financial factors. Based on this analysis, the Fund is principally invested in high quality, tax-exempt obligations issued by the specific state and its counties, municipalities, authorities or other political subdivisions that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.


INTERSTATE TAX-EXEMPT FUND. The Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".

- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the Securities and Exchange Commission ("SEC") that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT provision.

- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

    The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Co., Inc ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by its Board of Trustees ("Trustees").

    The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

    The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND.
The following factors could reduce the Fund's income level and/or share price:

- INTEREST RATES. Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in the Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. However, the Fund has maintained a constant share price since inception, and will strive to continue to do so.

- THE FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

- NON-DIVERSIFICATION. The Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Fund more than it would in a diversified portfolio.

- MUNICIPAL OBLIGATIONS. The Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments that are secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

ABOUT THE FUNDS

PERFORMANCE

The bar charts below show the Funds' Class R annual returns for the past ten years, together with the best and worst quarters. Performance for Class 8, 15, 25, 35 and 45 is not provided because as of the date of this Prospectus these classes do not have a full calendar year of performance. Although Class R shares are not offered in this Prospectus, they are invested in the same portfolio. Class R shares' annual returns differ to the extent that the classes have different fees and expenses. The accompanying "Average Annual Total Returns as of December 31, 2002" table gives some indication of risk of an investment in the Funds. The tables assume reinvestment of dividends and distributions, if any. As with all mutual funds, past performance is not a prediction of how a fund will perform in the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Primary Fund - Class R

1993  2.39%
1994  3.49%
1995  5.27%
1996  4.67%
1997  4.87%
1998  4.81%
1999  4.42%
2000  5.70%
2001  3.41%
2002  0.93%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 3Q 2000 1.44% Worst Quarter: 4Q 2002 0.17%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.93%                                                   3.85%     4.00%

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Total Return for U.S. Government Fund - Class R

1993  2.30%
1994  3.42%
1995  5.18%
1996  4.60%
1997  4.76%
1998  4.69%
1999  4.22%
2000  5.57%
2001  2.98%
2002  0.71%

  CALENDAR YEARS ENDED DECEMBER 31
  Best Quarter: 3Q 2000 1.41% Worst Quarter: 4Q 2002 0.14%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.71%                                                   3.64%     3.84%

                                                                 ABOUT THE FUNDS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for U.S. Treasury Fund - Class R

1993  2.19%
1994  3.68%
1995  4.96%
1996  4.53%
1997  4.61%
1998  4.52%
1999  4.02%
2000  5.16%
2001  3.12%
2002  0.72%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 1.33% Worst Quarter: 4Q 2002 0.14%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.72%                                                   3.51%     3.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Total Return for Interstate Tax-Exempt Fund - Class R

1993  1.73%
1994  2.05%
1995  3.07%
1996  2.61%
1997  2.78%
1998  2.68%
1999  2.39%
2000  3.16%
2001  1.86%
2002  0.54%

CALENDAR YEARS ENDED DECEMBER 31
Best Quarter: 4Q 2000 0.84% Worst Quarter: 3Q 2002 0.11%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                       1 YEAR                         5 YEARS  10 YEARS
0.54%                                                   2.13%     2.29%

            For the Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

FEE TABLE
SHAREHOLDER FEES*                        None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE FUNDS
(Expenses are deducted from Fund assets)

                                                                                  INTERSTATE
                                                                                  TAX-EXEMPT
                                                                                     FUND
                        CLASS 8    CLASS 12   CLASS 15   CLASS 20   CLASS 25***    CLASS 25    CLASS 35   CLASS 45   CLASS 70
                        --------   --------   --------   --------   -----------   ----------   --------   --------   --------
Comprehensive
  Management Fee **       0.08%      0.12%      0.15%      0.20%        0.25%        0.25%       0.35%      0.45%      0.50%
12b-1 Fees                0.00       0.00       0.00       0.00         0.00         0.00        0.00       0.00       0.20
Other Expenses            0.00       0.00       0.00       0.00         0.00         0.01        0.00       0.00       0.00
                          ----       ----       ----       ----         ----         ----        ----       ----       ----
Total Operating
  Expenses                0.08%      0.12%      0.15%      0.20%        0.25%        0.26%       0.35%      0.45%      0.70%
                          ====       ====       ====       ====         ====         ====        ====       ====       ====


                        CLASS 95
                        --------
Comprehensive
  Management Fee **       0.75%
12b-1 Fees                0.20
Other Expenses            0.00
                          ----
Total Operating
  Expenses                0.95%
                          ====


------------


                  (*)   The Funds will either impose a "Small Balance fee"
                        (currently $5 monthly) or, upon written notice, remit to the shareholder the proceeds on those accounts with a monthly
                        average account balance of less than $100,000 and no
                        activity other than distributions and dividends for the past
                        12 consecutive months. Shareholders will be subject to
                        administrative fees for redemption by wire or checks. There will be a fee of $100 for all redemption checks less than
                        $100,000 for Class 8, 12, 15, 20, 25, 35, 45, 70 and 95.
                        There will be a fee of $100 on all wire redemptions less
                        than $1 million for Class 8; less than $750,000 for Class
                        12; less than $500,000 for Class 15; and, less than $100,000 for Class 20, 25, 35 and 45. There will be a fee of $100 on all wire redemptions unless the redemption is part of a
                        daily sweep program, for Class 70 and 95.
                 (**)   Comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each
                        Fund, as well as shareholder liaison services (such as
                        responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting
                        expenses and transfer agent costs. Excluded from the
                        definition of administrative and customary operating
                        expenses are interest charges, taxes, brokerage fees and
                        commissions, extraordinary legal and accounting fees and
                        other extraordinary expenses, and the fees and expenses of the disinterested Trustees, for which each Fund pays its
                        direct or allocated share.
                (***)   All Funds but the Interstate Tax-Exempt Fund.

                                                                 ABOUT THE FUNDS

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                          ONE YEAR       3 YEARS        5 YEARS        10 YEARS
                                          --------       --------       --------       --------
Class 8                                     $  8           $ 26           $ 45           $103
Class 12
Class 15                                      15             48             85            192
Class 20
Class 25 (Except Interstate
  Tax-Exempt Fund)                            26             80            141            318
Class 25 (Interstate Tax-Exempt
  Fund)                                       27             84            146            331
Class 35                                      36            113            197            443
Class 45                                      46            144            252            567
Class 70
Class 95


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI has provided investment advice to other mutual funds within the Reserve family of funds. As of December 31, 2002, had over $19 billion in assets under management.



    RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, and fees and expenses of the disinterested trustees, for which each Fund pays its direct or allocated share. The Funds pay RMCI a comprehensive management fee per year based on the average daily net assets of the Fund according to the following schedule:



CLASS 8   CLASS 12   CLASS 15   CLASS 20   CLASS 25   CLASS 35   CLASS 45   CLASS 70   CLASS 95
-------   --------   --------   --------   --------   --------   --------   --------   --------
 0.08%      0.12%      0.15%      0.20%      0.25%      0.35%      0.45%      0.70%      0.95%

ABOUT THE FUNDS

THE FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701. In addition, GAM Services, Inc. ("GAM"), 135 East 57th Street, New York, NY 10022 also serves as a distributor of the Primary, U.S. Government and U.S. Treasury Funds.



    The Funds have adopted a Rule 12b-1 Plan (the "Plan") which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of each Fund's average net assets. Currently, Class 8, 12, 15, 20, 25, 35 and 45 do not participate in the Plan.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.
SHARE PRICE: NET ASSET VALUE. Investors pay no front or back-end sales load to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. Each Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

MINIMUM INITIAL INVESTMENT:


                                                            $50 million for Class 8;
                                                            $35 million for Class 12;
                                                            $20 million for Class 15;
                                                            $15 million for Class 20;
                                                            $10 million for Class 25;
                                                            $7 million for Class 35;
                                                            $5 million for Class 45;
                                                            $2 million for Class 70; and
                                                            $50,000 for Class 95.


SUBSEQUENT INVESTMENT REQUIREMENTS:


                                                            $5 million for Class 8;
                                                            $2.5 million for Class 12;
                                                            $1 million for Class 15;
                                                            $500,000 for Class 20;
                                                            None for Class 25;
                                                            None for Class 35;
                                                            None for Class 45;
                                                            None for Class 70; and
                                                            None for Class 95.


HOW TO PURCHASE

                    BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    THIRD PARTY INVESTMENTS. Investments made through a third party, such as a financial services agent, rather than directly with Reserve may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


                    All initial investments must be accompanied by an Account Application or equivalent information.

  ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY, FOREIGN AND TRAVELERS
                             CHECKS, MONEY ORDERS,
CREDIT CARD CONVENIENCE CHECKS AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED.
                                    PURCHASE
 AND REDEMPTION ORDERS ARE NOT ACCEPTED ON DAYS THE FEDERAL RESERVE IS CLOSED.

YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares.
    - Only federal funds wires are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 5:00 PM, Eastern Time, for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund of the amount to be transmitted and the account to be credited and funds must be received before the specified cut-off time.


HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a Fund. Each Fund usually sends redemptions the same day when requests are received before 5:00 PM, Eastern Time, for the Primary and U.S. Government Funds, 11:30 AM for the Interstate Tax-Exempt Fund and 2:00 PM for the U.S. Treasury Fund and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. You may sell shares by calling the Funds or by providing the Funds with a letter of instruction. A shareholder will be charged administrative fees according to the following schedule:


CHECK REDEMPTION FEES


ALL CLASSES
-----------
      $100 on
   redemption
  checks less
than $100,000


WIRE REDEMPTION FEES


                                                   CLASSES
                                                 20, 25, 35        CLASSES
CLASS 8           CLASS 12        CLASS 15         AND 45         70 AND 95
-------         -------------   -------------   -------------   -------------
 $100 on wire    $100 on wire    $100 on wire    $100 on wire     $100 on all
   redemption      redemption      redemption      redemption            wire
    less than       less than       less than       less than    redemptions,
  $1 million         $750,000        $500,000        $100,000      unless the
                                                                redemption is
                                                                    part of a
                                                                  daily sweep
                                                                     program.


THE FUNDS ASSUME NO RESPONSIBILITY FOR DELAYS IN THE RECEIPT OF WIRED OR MAILED
                                     FUNDS.
REDEMPTION REQUESTS ARE NOT ACCEPTED ON DAYS THAT THE FEDERAL RESERVE IS CLOSED.


TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated

                                                                    YOUR ACCOUNT
by the shareholder on the application or in a letter with a signature guarantee. To change the designated brokerage or bank account, it is necessary to contact the firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with a signature guarantee for each account owner. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (with a signature guarantee, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds.



SIGNATURE GUARANTEES. The following situations require written instructions along with signature guarantees.


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


RESERVATION OF RIGHTS.


The Funds reserve the right to honor requests for redemption by making payment in whole or in part by redeeming marketable securities ("redemption in kind"), if the amount of such a request is large enough to affect fund operations (for example, if the request represents more than $250,000 or 1% of the Fund's assets). Further, each Fund reserves the right to:

    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit the proceeds to the shareholder, if an account becomes burdensome within the Fund's discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
    - upon notice, charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption checks or shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges; however, some customers who exchange shares of a Reserve Money-Market Fund for a non-Reserve Fund may be charged a sales load, if a sales load applies.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate the Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes. Taxable dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a Fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from the Funds.



On each day the Federal Reserve is open, each Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected in writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.


Dividends paid to shareholders of the U.S. Treasury Fund are subject to federal income tax but generally are exempt from state and local personal income taxes. As to the Interstate Tax-Exempt Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt interest dividends" are not subject to federal income taxes but may be subject to federal alternative minimum taxes. Such dividends will generally be subject to state and local taxes.

BACKUP WITHHOLDING. As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the then current rate prescribed by law of all taxable distributions payable to certain shareholders who fail to provide a Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that a Fund may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the classes offered by this Prospectus for the periods as indicated. Financial information for Class 12, 20, 70 and 95, Class 35 of the U.S. Government Fund, Class 15, 25, 35 and 45 of the U.S. Treasury Fund and Class 8, 15, 35 and 45 of the Interstate Tax-Exempt Fund is not available because, as of the date of this Prospectus, these classes have not commenced investment operations. "Total Return" shows how much an investment in the relevant class would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. Information for the fiscal year ended May 31, 2002 and the periods ended May 31, 2002 and
May 31, 2001 has been audited by the Funds'       , whose report, along with
each Fund's financial statements, is included in the Funds' Annual Report, which is available upon request by calling 800-637-1700. Information for the six months ended November 30, 2002 is unaudited and is included in the Fund's most recent Semi-Annual Report.



                                                                         CLASS 45                      CLASS 35
                                                          ---------------------------------------    -------------
                                                           SIX MONTHS        FISCAL       PERIOD      SIX MONTHS
                                                              ENDED        YEAR ENDED     ENDED          ENDED
                                                          NOVEMBER 30,      MAY 31,      MAY 31,     NOVEMBER 30,
      PRIMARY FUND                                           2002(A)          2002       2001(C)      2002(A)(D)
      ------------                                           -------          ----       -------      ----------
      Net asset value at beginning of period..........      $ 1.0000        $ 1.0000     $ 1.0000      $ 1.0000
                                                            --------        --------     --------      --------
      Net investment income from investment
        operations....................................        0.0073          0.0243       0.0004        0.0064
      Less dividends from net investment income.......       (0.0073)        (0.0243)     (0.0004)      (0.0064)
                                                            --------        --------     --------      --------
      Net asset value at end of period................      $ 1.0000        $ 1.0000     $ 1.0000      $ 1.0000
                                                            ========        ========     ========      ========
      Total Return....................................         0.73%           2.48%        0.04%         0.64%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------------
      Net assets end of period (millions).............      $   20.2        $   23.1     $    7.4      $   12.1
      Ratio of expenses to average net assets.........         0.45%(b)        0.45%        0.45%(b)      0.35%(b)
      Ratio of net investment income to average net
        assets........................................         1.44%(b)        2.13%        4.27%(b)      1.53%(b)



                                                               CLASS 25                            CLASS 15
                                                ---------------------------------------    -------------------------
                                                 SIX MONTHS        FISCAL       PERIOD      SIX MONTHS       PERIOD
                                                    ENDED        YEAR ENDED     ENDED          ENDED         ENDED
                                                NOVEMBER 30,      MAY 31,      MAY 31,     NOVEMBER 30,     MAY 31,
      PRIMARY FUND                                 2002(A)          2002       2001(C)        2002(A)       2002(E)
      ------------                                 -------          ----       -------        -------       -------

      Net asset value at beginning of
        period..............................      $ 1.0000        $ 1.0000     $ 1.0000      $ 1.0000       $ 1.0000
                                                  --------        --------     --------      --------       --------
      Net investment income from investment
        operations..........................        0.0083          0.0263       0.0004        0.0088         0.0205
      Less dividends from net investment
        income..............................       (0.0083)        (0.0263)     (0.0004)      (0.0088)       (0.0205)
                                                  --------        --------     --------      --------       --------
      Net asset value at end of period......      $ 1.0000        $ 1.0000     $ 1.0000      $ 1.0000       $ 1.0000
                                                  ========        ========     ========      ========       ========
      Total Return..........................         0.83%           2.69%        0.04%         0.88%          2.08%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------------------
      Net assets end of period (millions)...      $1,779.3        $2,113.4     $  442.0      $  220.0       $   34.1
      Ratio of expenses to average net
        assets..............................         0.25%(b)        0.25%        0.25%(b)      0.15%(b)       0.15%
      Ratio of net investment income to
        average net assets..................         1.64%(b)        2.31%        4.47%(b)      1.68%(b)       2.07%

                                                            FINANCIAL HIGHLIGHTS

                                                                               CLASS 8
                                                                      -------------------------
                                                                       SIX MONTHS       PERIOD
                                                                          ENDED         ENDED
                                                                      NOVEMBER 30,     MAY 31,
      PRIMARY FUND                                                       2002(A)       2002(F)
      ------------                                                       -------       -------

      Net asset value at beginning of period......................      $ 1.0000       $ 1.0000
                                                                        --------       --------
      Net investment income from investment operations............        0.0091         0.0214
      Less dividends from net investment income...................       (0.0091)       (0.0214)
      Net asset value at end of period............................      $ 1.0000       $ 1.0000
                                                                        ========       ========
      Total Return................................................         0.92%          2.17%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------------------------
      Net assets end of period (millions).........................      $6,145.7       $2,818.3
      Ratio of expenses to average net assets.....................         0.08%          0.08%(b)
      Ratio of net investment income to average net assets........         1.78%          2.25%(b)



                                                                                  CLASS 45
                                                                    -------------------------------------
                                                                     SIX MONTHS       FISCAL      PERIOD
                                                                        ENDED       YEAR ENDED    ENDED
                                                                    NOVEMBER 30,     MAY 31,     MAY 31,
      U.S. GOVERNMENT FUND                                             2002(A)         2002      2001(C)
      --------------------                                             -------         ----      -------

      Net asset value at beginning of period......................    $ 1.0000       $ 1.0000    $ 1.0000
                                                                      --------       --------    --------
      Net investment income from investment operations............      0.0064         0.0203      0.0003
      Less dividends from net investment income...................     (0.0064)       (0.0203)    (0.0003)
      Net asset value at end of period............................    $ 1.0000       $ 1.0000    $ 1.0000
                                                                      ========       ========    ========
      Total Return................................................       0.64%          2.06%       0.03%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------------------------
      Net assets end of period (millions).........................    $    0.2       $    0.4    $    4.4
      Ratio of expenses to average net assets.....................       0.45%(b)       0.45%       0.45%(b)
      Ratio of net investment income to average net assets........       1.08%(b)       2.73%       3.62%(b)



                                                             CLASS 25                      CLASS 15          CLASS 8
                                              ---------------------------------------    -------------    -------------
                                               SIX MONTHS        FISCAL       PERIOD      SIX MONTHS       SIX MONTHS
                                                  ENDED        YEAR ENDED     ENDED          ENDED            ENDED
                                              NOVEMBER 30,      MAY 31,      MAY 31,     NOVEMBER 30,     NOVEMBER 30,
      U.S. GOVERNMENT FUND                       2002(A)          2002       2001(C)      2002(A)(G)       2002(A)(H)
      --------------------                       -------          ----       -------      ----------       ----------

      Net asset value at beginning of
        period............................      $ 1.0000        $ 1.0000     $ 1.0000      $ 1.0000         $ 1.0000
                                                --------        --------     --------      --------         --------
      Net investment income from
        investment operations.............        0.0074          0.0224       0.0003        0.0005           0.0082
      Less dividends from net investment
        income............................       (0.0074)        (0.0224)     (0.0003)      (0.0005)         (0.0082)
                                                --------        --------     --------      --------         --------
      Net asset value at end of period....      $ 1.0000        $ 1.0000     $ 1.0000      $ 1.0000         $ 1.0000
                                                ========        ========     ========      ========         ========
      Total Return........................         0.74%           2.28%        0.03%         0.05%            0.82%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions)........................      $   47.3        $   90.7     $    3.8      $    0.1         $    0.1
      Ratio of expenses to average net
        assets............................         0.25%(b)        0.25%        0.25%(b)      0.15%(b)         0.07%(b)
      Ratio of net investment income to
        average net assets................         1.46%(b)        1.71%        3.82%(b)      1.32%(b)         1.35%(b)

FINANCIAL HIGHLIGHTS

                                                                CLASS 8
                                                             -------------
                                                              SIX MONTHS
                                                                 ENDED
                                                             NOVEMBER 30,
      U.S TREASURY INSTITUTIONAL FUND                         2002(A)(H)
      -------------------------------                         ----------

      Net asset value at beginning of period.............      $ 1.0000
                                                               --------
      Net investment income from investment operations...        0.0085
      Less dividends from net investment income..........       (0.0085)
      Net asset value at end of period...................      $ 1.0000
                                                               ========
      Total Return.......................................         0.85%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)................      $    0.1
      Ratio of expenses to average net assets............         0.07%(b)
      Ratio of net investment income to average net
        asset............................................         1.48%(b)



                                                                                   CLASS 25
                                                             -----------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED
                                                             NOVEMBER 30,     FISCAL YEAR ENDED     PERIOD ENDED
      INTERSTATE TAX-EXEMPT FUND                                2002(A)         MAY 31, 2002       MAY 31, 2001(A)
      --------------------------                                -------         ------------       ---------------

      Net asset value beginning of period................       $1.0000            $1.0000             $1.0000
                                                                -------            -------             -------
      Net investment income from investment operations...        0.0063              .0184               .0002
      Less dividends from net investment income..........       (0.0063)            (.0184)             (.0002)
                                                                -------            -------             -------
      Net asset value end of period......................       $1.0000            $1.0000             $1.0000
                                                                =======            =======             =======
      Total Return.......................................          0.63%              1.86%               0.02%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)................       $  15.7            $  16.3             $  45.7
      Ratio of expenses to average net assets............          0.25%(b)           0.26%               0.25%(b)
      Ratio of net investment income to average net
        assets...........................................          1.24%(b)           1.96%               2.91%(b)


____
--------------------


                        (a)   Unaudited.
                        (b)   Annualized.
                        (c)   From May 29, 2001 (Commencement of Class) to May 31, 2001.
                        (d)   From July 1, 2002 (Commencement of Class) to November 30,
                              2002.
                        (e)   From July 30, 2001 (Commencement of Class) to May 31, 2002.
                        (f)   From July 27, 2001 (Commencement of Class) to May 31, 2002.
                        (g)   From November 18, 2002 (Commencement of Class) to
                              November 30, 2002.
                        (h)   From June 7, 2002 (Commencement of Class) to November 30,
                              2002.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

                    THIS STATEMENT IS NOT PART OF THE PROSPECTUS

                   PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*

PROTECTING CUSTOMER INFORMATION
Keeping your personal information secure and private is important to us at Reserve, whether you are a Reserve customer or visitor to the public areas on our Web site. That's why we want you to understand how we protect your privacy when we collect and use information about you, and the measures we take to safeguard that information.

AS A CUSTOMER, ALL PERSONAL INFORMATION YOU PROVIDE IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO ANY THIRD-PARTY FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve's corporate policies require that employees with access to confidential customer information not use or disclose the information except for business use. All employees are required to safeguard such information.

WHO IS COVERED BY OUR PRIVACY POLICY
We provide our Privacy Policy to customers when they open a new account and annually after that. You can always review our current policy online at www.reservefunds.com. If we change our privacy policies to permit us to share additional information we have about you, as described below, or to permit disclosures to additional types of parties, you will be notified in advance.

This Privacy Policy applies to consumers who are customers and former customers of The Reserve Funds. Similarly, customers who receive information from Reserve through the Internet are covered by this policy which is also posted on www.reservefunds.com. Our Web site contains links to unaffiliated Web sites other than www.reservefunds.com. The Reserve Funds is not responsible for the privacy practices or the content of other such Web sites.

TYPES OF INFORMATION
As part of providing you with your account with The Reserve Funds and related online and offline products and services, we obtain nonpublic personal information about you such as:

- Information we receive from you on applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income);

- Information about your Reserve account and account transactions (e.g., your Reserve account number, spending and payment history, your use of online products and services) and other transactions with The Reserve Funds and others;

- Information about your creditworthiness, credit history, and other information about you that we obtain from consumer reporting agencies, from other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

- If you visit our Web site, we use software to collect anonymous data including IP addresses, browser types, referring pages, pages visited and date and time spent on our site. This information is used in aggregate to analyze and improve our Web site. With or without cookies, our Web site keeps track of usage data, such as the source address that a page request is coming from, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage. This information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

- If you utilize Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

You can be assured that the information you share with us will remain with Reserve unless you authorize us differently.

USE OF INFORMATION
Whenever we collect personal information from you, we will reference this pledge and notification or otherwise explain to you how we intend to use that information. We use personal information in ways that are compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business and to deliver superior service. Reserve shares the information it has about you, as described above, to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

- Sharing Information for Legal and Routine Business Reasons. Reserve may disclose information we have about you as required by law. We do reserve the right to disclose or report personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

- Sharing Information for Marketing Purposes. We may also share information we have about you, as described above, hired by Reserve to market our products and services.

- Sharing Information among the Reserve Funds. Reserve offers a selection of financial products and services. We may share information we have about you, as described above, among The Reserve Funds. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS?
If you have any questions, please call our Customer Service Department at 800-637-1700 between the hours of 8:30am and 6:00pm (EST) or send a letter to:

        The Reserve Funds
       Attn: Administrative Department
       1250 Broadway
       New York, NY 10001-3701

WE CONTINUE TO EVALUATE OUR EFFORTS TO PROTECT PERSONAL INFORMATION AND MAKE EVERY EFFORT TO KEEP YOUR PERSONAL INFORMATION ACCURATE AND CURRENT. IF YOU IDENTIFY ANY ERROR IN YOUR PERSONAL INFORMATION OR NEED TO MAKE A CHANGE TO THAT INFORMATION, PLEASE CONTACT US AND WE WILL PROMPTLY UPDATE OUR RECORDS. IF YOU HAVE ANY QUESTIONS OR CONCERNS, PLEASE CONTACT US BY E-MAIL AT CUSTOMERSERVICE@RESERVEFUNDS.COM OR CALL US AT 1-800-637-1700.

* All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or RESRV PARTNERS, INC.

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.

RF/PGTI-inst'l-08/2002
Member NASD 03/03


SEC File Number
The Reserve Fund
811-2033
Reserve Tax-Exempt Trust
811-3696

      [THE RESERVE FUNDS LOGO]

      PRIMARY FUND
      U.S. GOVERNMENT FUND
      U.S. TREASURY FUND
      INTERSTATE TAX-EXEMPT FUND

      CLASS 8


      CLASS 12


      CLASS 15


      CLASS 20


      CLASS 25

      CLASS 35

      CLASS 45


      CLASS 70



      CLASS 95



      PROSPECTUS
                 , 2003

                                THE RESERVE FUND

                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 | | 800-637-1700
                            ------------------------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 | | www.reservefunds.com

                      THE RESERVE FUND MONEY-MARKET FUNDS:
                 PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information ("SAI") describes The Reserve Fund ("Trust") and three of its four money funds: Primary Fund, U.S. Government Fund and U.S. Treasury Fund (each a "Fund", together the "Funds"). The Trust was originally organized as a Maryland corporation on February 1, 1970 and re-organized on October 28, 1986 as a Massachusetts business trust and is an open-end investment company, commonly known as a money-market mutual fund. At the date of the Prospectus and SAI, there were four separate series (funds) authorized and outstanding: Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds. Effective April 9, 2001, the Primary, U.S. Government and U.S. Treasury Funds described herein offer eight classes each (Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and R). Additional series (funds) and classes may be added in the future by the Board of Trustees ("Trustees"). This SAI is not a Prospectus, but provides detailed information to supplement the Prospectus dated August 6, 2002, and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Fund at the above address or telephone number. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference and other information regarding the Funds. This SAI is dated _________, 2003.

         TABLE OF CONTENTS                                                 PAGE
         Description of Funds                                                2
         Investment Strategies and Risks                                     2
         Management of the Trust                                             6
         Investment Management, Distribution and Custodian Agreements       14
         Information About the Trust                                        17
         How to Buy and Sell Shares                                         18
         Dividends, Distributions and Taxes                                 24
         Yield Information                                                  26
         General Information                                                27
         Ratings                                                            28
         Financial Statements                                               28

          SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE
    U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE
            TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                            DESCRIPTION OF THE FUNDS

         The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective is not guaranteed. This investment objective may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 ("1940 Act"). The Funds seek to maintain a stable $1.00 share price.

         Investment in the Funds is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

         Investment management companies (also known as "mutual funds") can be divided into "diversified" and "non-diversified". Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). The Trust is a non-diversified mutual fund. In addition, each of its separate investment portfolios (Funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a Fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a Fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities.

         Reserve Management Co., Inc. ("RMCI" or "Adviser") serves as the Funds' Investment Adviser. Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI, is a distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701. GAM Services, Inc. ("GAM"), 135 East 57th Street, New York, NY 10022 is also a distributor.

         The following information supplements and should be read in conjunction with the Prospectus.
                         INVESTMENT STRATEGIES AND RISKS

         The U.S. Government Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments. The U.S. Treasury Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in securities backed by the full faith and credit of the U.S. government. Neither the U.S. Government Fund nor the U.S. Treasury Fund intends to borrow for investment purposes. The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below. The Funds' 80% investment policies are fundamental and may not be changed without a Majority Vote (as defined below).

FUND POLICIES. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). A Fund cannot:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act of 1940 ("1940 Act");

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) concentrate investments in any particular industry, except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; and (8) make investments on a margin basis.

         Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

         Although not currently using a "master/feeder" structure, based upon shareholder approval, the Trust may use a "master/feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds

FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

         U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

BANK OBLIGATIONS. The Primary Fund may invest in bank obligations that include certificates of deposit, banker's acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a bank's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A banker's acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

         Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

FOREIGN BANK OBLIGATIONS. The Primary Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks which at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.

MUNICIPAL OBLIGATIONS. The Primary Fund may invest in municipal obligations. The interest on these municipal obligations is not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

         The Primary Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by their Trustees.

         Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Primary Fund's ability to purchase municipal securities on a when-issued basis. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

         Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

COMMERCIAL PAPER. The Primary Fund may not invest in commercial paper.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement ("repo") transaction occurs when the Fund purchases and simultaneously contracts to resell securities at fixed prices. Each Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Funds' Trustees. Repos are considered by the SEC staff to be loans by the Fund that enters into them. Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repos maturing in more than seven (7) days.

         Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently not considered liquid include repos not maturing within seven days and certain restricted securities.

         The Primary and U.S. Government Funds may sell securities in a reverse repo when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. By repaying the repo counterparty the value received plus interest, the Fund repurchases the transferred security. It is the Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

BORROWING. Each Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

SECURITIES LENDING AGREEMENTS. The Primary and U.S. Government Funds may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Funds receive an amount equal to the interest on loaned securities and also receive negotiated loan fees. The Funds may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE" or "Exchange"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days. The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held, which have been outlined above.

         However, the Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the Funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs"), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by RMCI pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by RMCI. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by a Fund, RMCI would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees.

         The Primary Fund and U.S. Government Fund have received an Aaa rating from Moody's Investors Service, Inc ("Moody's"). Moody's Money Market and Bond Fund Credit Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles, which principally invest in short-term and long-term fixed income obligations respectively. As such, these ratings incorporate Moody's assessment of a fund's published objectives and policies, the creditworthiness of its assets, and its management characteristics. The ratings are not intended, however, to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. This rating is subject to change.

TEMPORARY DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

The Primary and U.S. Government Funds would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. If the U.S. Treasury Fund was to adopt a defensive position, it would most likely increase its investment in repos and exceed the 5% of its total assets limitation stated in the Prospectus. Further, in an extreme emergency, all Funds would maintain a large percentage of uninvested cash.

TRANSACTION CHARGES AND ALLOCATION. As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

         Subject to the overall supervision of the officers of the Fund and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

         When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST

         The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Fund and those companies that furnish services to the Fund. The Trustees and the Executive Officers of the Fund oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE         THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT                   Chairman, Chief        Since 2000            President of Reserve Management
Age: 65                         Executive Officer                            Company, Inc. ("RMCI"), Director and
The Reserve Funds               and Trustee of The                           Chairman/Chief Executive Officer of
1250 Broadway                   Reserve Fund ("RF"),                         Reserve Management Corporation ("RMC");
New York, NY 10001-3701         Reserve Tax-Exempt                           Chairman and Director of Resrv
                                Trust ("RTET"),                              Partners, Inc. ("RESRV") (2000 -
                                Reserve New York                             present) and Chairman and Director of
                                Tax-Exempt Trust                             the Reserve Offshore Money Fund, Ltd.
                                ("RNYTET"), Reserve                          (1990 - present)
                                Municipal
                                Money-Market Trust                           Co-founder of The Reserve Funds (1970);
                                ("RMMMT") and                                various executive officer positions
                                Reserve Private                              (1970 - 2000).
                                Equity Series
                                ("RPES").
----------------------------------------------------------------------------------------------------------------------

DIS-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE         THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.               Trustee of RF,         Since 1970            Retired. President, Premier Resources,
Age: 70                         RTET, RNYTET,                                Inc. (meeting management firm) (1987 -
125 Elm Street                  RMMMT and RPES.                              2001).
Westfield, NJ 07091

PATRICK J. FOYE                 Trustee of RF,         Since 2000            Deputy Chairman of Long Island Power
Age: 45                         RTET, RNYTET,                                Authority (1995 - present). Executive
c/o AIMCO                       RMMMT and RPES.                              Vice President of Apartment Investment
2000 S. Colorado Blvd.                                                       and Management Company (`AIMCO') (a
Tower Two                                                                    real estate investment trust and the
Suite 2-1000                                                                 nation's largest owner and manager of
Denver, CO 80222                                                             multi-family apartment properties)
                                                                             (1998 to present); Partner, Skadden,
                                                                             Arps Slate (Law firm ) (1989 - 1998).

DONALD J. HARRINGTON, C.M.      Trustee of RF,         Since 1987            President of St. John's University, NY
Age:  56                        RTET, RNYTET,                                (1989 - present).
c/o St. John's University       RMMMT and RPES.
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS            Trustee of RF,         Since 1999            Retired. Former Chief Operating Officer
Age: 55                         RTET, RNYTET,                                of The Bear Stearns Companies, Inc.
286 Gregory Road                RMMMT and RPES.                              (1979 - 1999).
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND              Trustee of RF,         Currently, since      Retired. Former President and COO of
Age: 62                         RTET, RNYTET,          1999.  (Previously,   Long Island Bankcorp (1980 - 1996).
110 Grist Mill Lane             RMMMT and RPES.        1987 - 1990)
Plandome Manor, NY 11030-1110
----------------------------------------------------------------------------------------------------------------------

* MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

----------------------------------------------------------------------------------------------------------------------
                                  CURRENT POSITIONS      TERM OF OFFICE**       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE               HELD WITH THE FUNDS   AND LENGTH OF SERVICE         THE LAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II                President and          Since 2000 and        Senior Vice President, Secretary and
Age: 36                         Assistant              2002, respectively    Assistant Treasurer of RMCI; Senior
The Reserve Funds               Treasurer of RF,                             Vice President, Secretary and Assistant
1250 Broadway                   RTET, RNYTET,                                Treasurer of RMC; and, Secretary and
New York, NY 10001-3701         RMMMT and RPES                               Director of RESRV (2000 to present).
                                                                             Trustee of RF, RTET, RNYTET, and RPES
                                Trustee of RMMMT.                            (1999 - 2001). Vice President RMC, RMCI
                                                                             and RESRV (1992 - 2000).

ARTHUR T. BENT III              Chief Operating        Since 2000 and        Chief Operating Officer/Treasurer,
Age: 34                         Officer/Treasurer,     2002, respectively    Senior Vice President and Assistant
The Reserve Funds               Senior Vice                                  Secretary of RMCI; President, Treasurer
1250 Broadway                   President and                                and Assistant Secretary of RMC; and,
                                Assistant                                    Treasurer and Director of RESRV

                                       7

New York, NY 10001-3701         Secretary of RF,                             (2000 - present). Vice President RMC, RMCI
                                RTET, RNYTET,                                and RESRV (1997 - 2000).
                                RMMMT and RPES.

                                Trustee of RMMMT.



DANIEL MADDEN                   Controller of RF,      Since 2003            Controller of RMC, RMCI and RESRV. Vice
Age: 43                         RTET, RNYTET,                                President, Credit Suisse Asset Management
The Reserve Funds               RMMMT and RPES                               (Investment Adviser) (1995-2002).
1250 Broadway
New York, NY 10001-3701
----------------------------------------------------------------------------------------------------------------------


** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

    Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

    The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 2002

                                                     AGGREGATE                TOTAL COMPENSATION
                                                   COMPENSATION          FROM TRUST AND TRUST COMPLEX
  NAME OF TRUSTEE, POSITION                         FROM TRUST       (3 ADDITIONAL TRUSTS) PAID TO TRUSTEE
  -------------------------------------------    ----------------   ---------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee             $     0                        $     0
  Edwin Ehlert, Jr., Trustee                           59,818                         65,678
  Patrick J. Foye, Trustee                             59,574                         65,411
  Rev. Donald J. Harrington, Trustee                   59,574                         65,411
  William J. Montgoris, Trustee                        59,574                         65,411
  William E. Viklund, Trustee                          59,574                         65,411

      None of the executive officers of the Funds had allocated cash remuneration in excess of $60,000 during the last fiscal year ended May 31, 2002 for services rendered to the Fund.

    The members of the Board of Trustees who are not "Interested Trustees" are paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2002


                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                   DOLLAR RANGE            IN ALL REGISTERED INVESTMENT COMPANIES
                                               OF EQUITY SECURITIES         OVERSEEN BY TRUSTEE IN THE FAMILY OF
  NAME OF TRUSTEE, POSITION                        IN THE FUNDS*                    INVESTMENT COMPANIES
  ------------------------------------------  --------------------     ---------------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee          Over $100,000                             Over $100,000
  Edwin Ehlert, Jr., Trustee                        $1-$10,000                                $1-$10,000
  Patrick J. Foye, Trustee                         Over $100,000                             Over $100,000
  Rev. Donald J. Harrington, Trustee                $1-$10,000                               $10,001-$50,000
  William J. Montgoris, Trustee                  $50,000-$100,000                            $50,000-$100,000
  William E. Viklund, Trustee                     $10,000-$50,000                             $10,000-$50,000

*The Trustees, as a group, own less than 1% of any class of the Trust.

         The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

         The Joint Board has a Review Committee, Nominating Committee and Valuation Committee. The Review Committee, which performs the functions of an audit committee, reviews compliance procedures and practices, oversees the Funds' accounting and financial reporting policies and practices and oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof. The members of the Review Committee, which met once during the last fiscal year, include all of the Board's independent trustees:
Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund. The Review Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. During the last fiscal year, the Nominating Committee met three times to consider three nominees. The Valuation Committee, during the last fiscal year, met thirty-two (32) times to review matters relating solely to the Reserve Private Equity Series; more particularly the Reserve Small-Cap Growth Fund and the Reserve Strategic Growth Fund.

CODE OF ETHICS. The Trust, its Adviser and RESRV have adopted Code of Ethics ("Code"), respectively, conforming to the requirements of Rule 17j-1 under the 1940 Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Codes, an Access Person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

         As of February 28, 2003, the following persons were known by the Funds to own of record or beneficially 5% or more of the outstanding shares of the
Funds:

     PRIMARY FUND

                                                                          SHARES                 PERCENT
                                                                       BENEFICIALLY            OUTSTANDING
     NAME AND ADDRESS OF BENEFICIAL OWNER                                OWNED (1)            SHARES OWNED (2)
     ------------------------------------                              ------------           ----------------
     Ferris Baker Watts, Inc.                                          $631,548,945               9.7% (R)
     Primary Omnibus Account
     8403 Colesville Road, #900
     Silver Spring, MD 20910

     AEIS Omnibus Acct                                               $1,484,647,970              23.0% (R)
     733 Marquette Ave I9/692
     Minneapolis, MN 55440

     National Financial Services LLC                                   $634,767,039               9.8% (R)
     For the benefit of Securities America, Inc.
     200 Liberty St.
     1 World Financial Center
     Attn: Mutual Fund Dept 5th FL
     New York, NY 10281


     U.S. GOVERNMENT FUND

                                                                          PERCENT                   SHARES
                                                                       BENEFICIALLY              OUTSTANDING
     NAME AND ADDRESS OF BENEFICIAL OWNER                                OWNED (1)            SHARES OWNED (2)
     ------------------------------------                              ------------           ----------------
     Ferris Baker Watts, Inc.                                          $175,459,925              20.4% (R)
     Govt. Omnibus Account
     8403 Colesville Road, #900
     Silver Spring, MD 20910

     AEIS Omnibus - GOVT                                               $140,170,587              16.3% (R)
     733 Marquette Ave I9/692
     Minneapolis, MN 55440

     Reserve Mgmt. Corp.                                                    $51,198              50.4% (8)
     Attn: Controller
     1250 Broadway, 32nd Floor
     New York, NY 10001

     Reserve Partners, Inc.                                                 $50,187              49.5% (8)
     Attn: Controller
     1250 Broadway
     New York, NY 10001

     U.S. TREASURY FUND

                                                                          SHARES                   PERCENT
                                                                       BENEFICIALLY              OUTSTANDING
     NAME AND ADDRESS OF BENEFICIAL OWNER                                OWNED (1)            SHARES OWNED (2)
     ------------------------------------                              ------------           ----------------

     Gilbert P. Hyatt                                                   $22,140,922               6.1%(R)
     PO Box 81230
     Las Vegas, NV

                                        10

     Ferris Baker Watts, Inc.                                           $33,454,110               9.3% (R)
     U.S. Treasury Omnibus Account
     8403 Colesville Road, #900
     Silver Spring, MD 20910

     AEIS Omnibus -- U.S. Treasury                                      $34,612,522               9.6% (R)
     733 Marquette Ave I9/692
     Minneapolis, MN 55440


-----------

(1)      Fractional shares have been omitted.
(2)      Class of shares are in parentheses.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. RMCI, 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Funds and provides them with investment advice. As a result of shareholders votes in 1999, each of the Funds has entered into a new Investment Management Agreement with the Adviser, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee for the Primary and U.S. Government Funds. The U.S. Treasury Fund, since inception, has been subject to a comprehensive management fee structure. The new Investment Management Agreements became effective June 26, 1999. Under the Investment Management Agreement, RMCI manages the Funds' investment in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.

         In approving the continuation of each Fund's Investment Management Agreement, the Trustees, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by RMCI or its affiliates in connection with providing services to each Fund, compared the fees charged to those of similar funds or clients for comparable services, and analyzed the expenses incurred by RMCI with respect to each Fund. The Trustees also considered each Fund's performance relative to a selected peer group, the total expenses of each Fund in comparison to other funds of comparable size and other factors. After requesting and reviewing such information as they deemed necessary, the Trustees concluded that the continuation of the Investment Management Agreements was in the best interests of each Fund and its shareholders. No single factor reviewed by the Trustees was identified by the Trustees as the principal factor in determining to renew the agreements with RMCI. The Independent Trustees were advised by legal counsel throughout the process.

         Presently, under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments to the Trust's Distribution Plan and fees and expenses of the disinterested Trustees, for which each Fund pays its direct or allocated share. The Funds pay RMCI a comprehensive management fee per year of the average daily net assets of each Fund according to the following schedule:

                                                                                     TREASURER'S
                          CLASS 8     CLASS 15      CLASS 25   CLASS 35   CLASS 45      TRUST      CLASS 75    CLASS R
                          -------     --------      --------   --------   --------      -----      --------    -------
Comprehensive
Management Fee             0.08%        0.15%        0.25%       0.35%      0.45%       0.60%        0.55%      0.80%

         In addition, Class 75 and Class R pay a 12b-1 fee, which is described below in the section entitled, "Plan of Distribution". For the fiscal year ended May 31, 2000, RMCI received management fees under the investment management agreements previously in effect, as well as the comprehensive management fee agreements. For the fiscal years ended May 31, 2000 and 2001 and 2002, RMCI received aggregate management fees of $29,323,207, $43,939,149 and $59,182,532, respectively, from the Primary Fund; $5,738,286, $5,983,856 and $7,397,872,
respectively, from the U.S. Government Fund; and, for the fiscal years ended May 31, 2000, 2001 and 2002, RMCI received a comprehensive management fee of $2,549,541, $ 2,590,628 and $4,045,373, respectively, from the U.S. Treasury Fund. The U.S. Treasury Fund had fees waived of $105,000 for fiscal year ended May 31, 2002.

         From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

         The Investment Management Agreements for each of the Funds were duly approved by shareholders in 1999, and may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a Fund or by RMCI.

SERVICE AGREEMENT. A Service Agreement was in effect for the Primary and U.S. Government Funds until June 25, 1999. Pursuant to the Service Agreement, the Adviser furnished at cost, all personnel required for the maintenance and operation of the Primary and U.S. Government Funds, including administrative, clerical, recordkeeping, bookkeeping, shareholder accounting and servicing, as well as a suitable office space and necessary equipment and supplies used by such personnel in performing these functions. Operating costs for which the Primary and U.S. Government Funds had reimbursed the Adviser include salaries and other expenses, rent, depreciation of equipment and facilities. Affiliates of the Adviser may have provided some of these services. The Trust also reimbursed the Adviser for: brokerage fees and commissions, interest charges, taxes, the cost of registering for sale, issuing and redeeming the Primary and U.S. Government Funds' shares and of printing and mailing all prospectuses, proxy statements and shareholder reports furnished to current shareholders, overhead costs and expenses, accounting and legal fees and expenses and disinterested Trustees' fees with regard to the Primary and U.S. Government Funds. The Adviser agreed to repay the Primary and U.S. Government Funds promptly any amount which a majority of disinterested Trustees reasonably determined, in its discretion, is in excess of or not properly attributable to the cost of operations or expenses of the Fund. The Service Agreement was non-assignable and continued until terminated by either party on 120 days' notice.

         Pursuant to the Service Agreement, during the fiscal year ended May 31, 2000 the Primary Fund reimbursed RMCI $782,326 and the U.S. Government Fund reimbursed RMCI $145,078 for expenses. The Service Agreement was not in effect for fiscal years ended May 31, 2001 and 2002.

DISTRIBUTION AGREEMENT. The Fund's distributors are RESRV and GAM (the "Distributors"). The Fund has authorized the Distributors, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributors are "principal underwriters" for the Funds within the meaning of the 1940 Act, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributors have the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's and GAM's principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last four fiscal years. During the fiscal year ended May 31, 2002, no distribution assistance payments were made to RESRV and GAM.

         The Distribution Agreements may be renewed annually if specifically approved by the Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

PLAN OF DISTRIBUTION. (Class 75 and R only). The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Trustees and approved by its shareholders. Under the Plan, each Fund makes assistance payments to brokers, financial institutions and other financial intermediaries ("Firms") for shareholder accounts ("qualified accounts") at an annual rate of 0.20% of the average daily NAV of all Firms' qualified accounts. Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the Fund by increasing assets under management, and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.

         Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

          During the fiscal year ended May 31, 2002, $12,578,014 was paid under the Plan by the Primary Fund; $1,811,101 was paid under the Plan by the U.S. Government Fund; and $711,375 was paid under the Plan by the U.S. Treasury Fund. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 2002, substantially all payments made by the Fund were to brokers or other financial institutions and intermediaries for share balances in the Fund.

         The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of each Fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Trust acts as its own transfer agent and dividend-paying agent.

                  CUSTODIAN AND INDEPENDENT ACCOUNTANTS. JP Morgan Chase Bank, 4 New York Plaza, New York, NY 10004 is "Custodian" of the Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286; Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540; and State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 are Custodians for the Funds for limited purposes in connection with certain repos. The Custodians have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP ("PwC"), 1177 Avenue of the Americas, New York, NY 10036 serves as the Funds' independent accountants. The Funds' financial statements for the fiscal year ended May 31, 2002, that is incorporated by reference in this SAI have been audited by PwC, and have been included herein by reference in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                           INFORMATION ABOUT THE TRUST

         The Reserve Funds' Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g., to approve a new Investment Management Agreement or change the fundamental investment policies) or by the Declaration of Trust.

         Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

          Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         To date, the Board has authorized the creation of four series (funds):
Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds. Each Fund, with the exception of the Strategist Money-Market Fund, offers eight classes of shares: Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and R. The Strategist Money-Market Fund offers only one class of shares, presently. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund and/or class (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trust has the ability to create, from time to time, new series and/or classes without shareholder approval.

         Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declaration of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan, and changes in the fundamental policies of the Fund. These items require approval by a Majority Vote of the class affected.

                           HOW TO BUY AND SELL SHARES

PURCHASES -- GENERAL. Shares of each Fund are sold without a front or back-end sales load. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. The Funds reserve the right to reject any purchase order.

         The minimum initial investment in each Fund is:

MINIMUM INITIAL INVESTMENT
                                Regular Accounts                         $50 million for Class 8;
                                                                         $20 million for Class 15;
                                                                         $10 million for Class 25;
                                                                         $7 million for Class 35;
                                                                         $5 million for Class 45;
                                                                         None for Treasurer's Trust;
                                                                         $1 million for Class 75; and,
                                                                         None for Class R.

                                ALL IRA ACCOUNTS                         $1,000

                                (Class Treasurer's Trust and R only)

SUBSEQUENT INVESTMENT
REQUIREMENTS
                                Regular Accounts                         $5 million for Class 8;
                                                                         $1 million for Class 15;
                                                                         None for Class 25;
                                                                         None for Class 35;
                                                                         None for Class 45;
                                                                         None for Treasurer's Trust;
                                                                         None for Class 75; and,
                                                                         None for Class R.

                                ALL IRA ACCOUNTS                         $250

                                (Class Treasurer's Trust and R only)

HOW TO PURCHASE
                                        BY CHECK. (drawn on a U.S. bank). (Class
                                        R and 75 only). Please mail to or visit
                                        us at 1250 Broadway, New York, NY
                                        10001-3701. You must include your
                                        account number (or Taxpayer
                                        Identification Number) on the "Pay to
                                        the order of" line and make the check
                                        payable to The Reserve Funds.

                                        BY WIRE. (All classes, except
                                        Treasurer's Trust). Prior to calling
                                        your bank, call The Reserve Funds at
                                        800-637-1700 or the Firm from which you
                                        received the Prospectus for specific
                                        instructions.

                                        THIRD PARTY INVESTMENTS. Investments
                                        made through a third party (rather than
                                        directly with The Reserve Funds) such
                                        as a financial services agent may be
                                        subject to policies and fees different
                                        than those described here. Banks,
                                        brokers, 401(k) plans, financial
                                        advisers and financial supermarkets
                                        may charge transaction fees and
                                        may set different minimum investments
                                        or limitations on buying or selling
                                        shares. Investors should consult
                                        a representative of the plan or
                                        financial institution if in doubt.

          The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by the Funds. In addition, the Funds do not accept cash investments, travelers, foreign and third party checks, money orders or credit card convenience checks. Purchase and redemption orders are not accepted on days the Federal Reserve is closed. The Funds reserve the right to reject any investment in the Fund for any reason and may, at any time, suspend all new investment in the Funds. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, the Funds reserve the right to change the minimum investment amount at any time.

         Each Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund will be considered received the next business day. Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the Funds as a result. The Fund will only give credit for investments in the Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form (i.e. receipt of all necessary information, signatures and documentation), denominated in U.S. dollars.

         Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

         IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

         The extent of any deviation between a Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/4 of 1%, the Board will consider promptly what action, if any, will be initiated (The Reserve Fund is required by the SEC to contact the Board if the deviation is 1/2 of 1%). In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV. The NAV is calculated as of the cut-off time for the Fund accepting purchase orders and redemption requests for the day. However, NAV is not calculated and purchase orders are not accepted on days that the Federal Reserve is closed. The NAV of each Fund is normally maintained at $1.00 per share. No Fund can guarantee that its NAV will always remain at $1.00 per share although the Funds have managed to do so since inception.

         The NAV per share of each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its assets less liabilities) by the total number of shares of such Fund outstanding. The Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to be able to maintain a stable NAV.

         In order to maintain a $1.00 share price, the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repos present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the Fund proposes to enter into repos. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain the Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

SHARE CERTIFICATES. Share certificates are not issued by the Funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. (Treasurer's Trust, Class 75 and Class R only). If you have an account, you may purchase shares ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as a social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your account. Please call the Funds at 800-637-1700 for an application.

REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the Funds are authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The Funds have elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Funds' practice of holding instruments typically with a minimum value of $1,000,000 and their intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

         To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

        (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

        (2) redemptions on accounts whose address has been changed within the past 30 days; or

        (3) redemption requests to be sent to someone other than the account owner or the address of record.

         You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine and/or it is advisable to do so.

         Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.

RESERVE CASH PERFORMANCE ACCOUNT. (Treasurer's Trust, Class 75 and Class R only). The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA "Plus"") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to the Fund's shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

         A VISA Check Card (a debit card) is also available with these packages. The VISA Check Card functions exactly as does a conventional VISA credit card except that the cardholder's account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA Check Card to get cash at ATMs. Investors have a choice of receiving a 1% cash rebate on all VISA purchases which is credited to their account or for an additional $35 may participate in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance will be rejected. VISA Check Card issuance is subject to credit approval. The Trust, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Check Cards are intended to provide investors with easy access to their account balances.

         Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently First Data at 402-331-5152 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week or the Fund at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

         For the different attributes associated with CPA and CPA "Plus" packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA "Plus" service fee (currently $60, which may be charged to the account at the rate of $5 monthly). CPA and CPA "Plus" participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, the Funds may choose to impose a fee if they deem a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

         The use of checks and VISA Check Cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

RESERVE eCHECKING(SM). (Treasurer's Trust, Class 75 and Class R only). Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill pay service, which provides the ability to check balances, pay bills and more with point-and-click-convenience. You will be charged a fee currently of $4.95 per month for unlimited transactions. For more information on Reserve eChecking, please call Customer Service at 800-637-1700.

STOP PAYMENTS. (Treasurer's Trust, Class 75 and Class R only). The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 PM for the U.S. Treasury Fund will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. (Treasurer's Trust, Class 75 and Class R only). If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Automatic Withdrawal Plans, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS (ACH). (Treasurer's Trust, Class 75 and Class R only). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with that Fund. The proceeds will be transferred between your account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market and equity funds. [A shareholder may also exchange shares for shares of the GAM Funds, Inc. and their respective portfolios.] This exchange privilege may not be available to clients of certain firms. A sales load will be charged on such an exchange unless a waiver of the sales load applies. A shareholder may qualify for waiver of the sales load if the shares of the Fund which are being exchanged were acquired: (a) by a previous exchange for shares purchased with a sales load, or (b) through reinvestment of dividends or distributions paid with respect to the foregoing category of shares. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Funds reserve the right to record all exchange requests.

         The exchange privilege is not available for shares that have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

         Exchanges of shares of one Fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in the Prospectus or SAI.

         The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of a Fund's other shareholders and, at the Adviser's discretion, may be limited by a Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 pm for the u.s. Treasury Fund on a regular business day to take effect that day. Exchange requests received after 5:00 PM Eastern Time for the Primary and U.S. Government Funds and 2:00 pm for the u.s. Treasury Fund will be effected at the next calculated NAV. Additional information regarding the GAM Funds, Inc. is available from GAM at 800-426-4685.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THAT FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against Funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Funds' policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Funds further reserve the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Funds' standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Funds reserve the right to increase its minimum initial investment amount at any time.

         If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the Adviser or the Distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Fund, the Adviser or the Distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through Firms, which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Trust will have no information about its accounts, which will be available only from their Firm. Some of these firms participate in the Plan. Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
          Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve Funds are open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

         If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

         Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. The U.S. Treasury Fund intends to invest only in the U.S. government securities that provide interest income exempt in most states from state and local personal income taxes, but for temporary or emergency purposes, as stated previously, may invest up to 5 percent of its assets in repurchase agreements pending the investment of uninvested cash. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local tax authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Fund. Investments by a Fund in zero coupons generally will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments.

         Gain derived by a Fund from the disposition of any market discount bonds (I.E., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Primary Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Income received by the Primary Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

          Upon the sale or other disposition of shares of the Fund, in the event that the Fund fails to maintain a constant NAV per share, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

         The Funds are currently required by federal law to withhold 30% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.

         The tax consequences to a foreign shareholder of an investment in a Fund will generally be different from those described herein.

         Investors are advised to consult their own tax advisor(s) with respect to the particular tax consequences to them of an investment in a Fund.

                                YIELD INFORMATION

         The following table shows the Funds' yields and effective yields for the seven-day period ended May 31, 2002. Information for Classes 8 and 15 of the U.S. Government Fund and U.S. Treasury Fund is not available.

--------------------------------------------------------------------------------------------
                FUND (CLASS OF FUND)                    YIELD             EFFECTIVE YIELD
--------------------------------------------------------------------------------------------
Primary Fund (Class R)                                  1.02%                  1.02%

Primary Fund (Class 75)                                 1.27%                  1.27%

Primary Fund (Class Treasurer's Trust)                  1.42%                  1.43%

Primary Fund (Class 45)                                 1.57%                  1.58%

Primary Fund (Class 25)                                 1.77%                  1.78%

Primary Fund (Class 8)                                  1.93%                  1.95%

U.S. Government Fund (Class R)                          0.79%                  0.79%

U.S. Government Fund (Class Treasurer's Trust)          1.19%                  1.20%

U.S. Government Fund (Class 45)                         1.32%                  1.41%

U.S. Government Fund (Class 25)                         1.54%                  1.55%

U.S. Treasury Fund (Class R)                            0.73%                  0.73%

U.S. Treasury Fund (Class Treasurer's Trust)            1.14%                  1.14%

Strategist                                              1.54%                  1.55%
--------------------------------------------------------------------------------------------

         Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in the Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the Fund's price per share is determined.

         Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

         Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND STATEMENTS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months through On-line Access on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus (+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree of assurance for timely payment.

                              FINANCIAL STATEMENTS

         The audited Financial Statements for The Reserve Fund -- Primary, U.S. Government and U.S. Treasury Funds for the fiscal year ended May 31, 2002, including notes thereto, and the unaudited Financial Statements for the Reserve Fund -- Primary U.S. Government and U.S. Treasury for the six months ended November 30, 2002, including notes thereto, are incorporated by reference into this SAI from the Trust's Annual Report to Shareholders dated May 31, 2002, and from the Trust's Semi-Annual Report to Shareholders dated November 30, 2002, filed with the SEC.

PART C

Item 23. Exhibits

     (a) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (b) Bylaws and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (c) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (d)(1) Form of Investment Management Agreement for the Strategist Money Market Fund filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (d)(2) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

     (d)(3) Form of Investment Management Agreement for Primary II, U.S. Government II and U.S. Treasury II Funds filed as an exhibit to Registrants Post-Effective Amendment #66 dated February 11, 2002, and incorporated by reference.

     (e) Form of Distribution Agreement filed as an exhibit to Registrant's Post Effective Amendment #64, dated July 31, 2001, and incorporated by reference.

     (f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989 and incorporated by reference.

     (g)(1) Global Custodian Agreement with Chase Manhattan Bank filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (g)(2) Amendment to Global Custodian Agreement filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 31, 2001, and incorporated by reference.

     (h) Not applicable

     (i) Opinion of Counsel

     (j) Not applicable

     (k) Not applicable

     (l) Not applicable

     (m)(1) Plan of Distribution Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

     (m)(2) Plan of Distribution for Primary II, U.S. Treasury II and U.S. Government II Funds filed as an exhibit to Registrant's Post-Effective Amendment #66 dated February 11, 2002 and incorporated by reference.

     (n) Registrant's Plan Pursuant to Rule 18f-3 filed as an exhibit to Registrant's Post-Effective Amendment #66 dated February 11, 2002 and incorporated by reference.

     (o) Reserved

     (p) Code of Ethics filed as an exhibit to Registrant's Post-Effective Amendment #64, dated July 31, 2001, and incorporated by reference.

--------------

Item 24. Persons Controlled by or Under Common Control with Registrant

     Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

                    POSITION WITH
NAME                THE ADVISER                 OTHER BUSINESSES
Bruce R. Bent       Chairman/CEO                Chairman/CEO, Director of Reserve
                                                Management Corporation; Chairman and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Bruce R. Bent II    President and               Senior Vice President, Secretary and
                    Secretary                   Director of Reserve Management
                                                Corporation; Secretary and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Arthur              Senior Vice President       President, Treasurer and
T. Bent III         CO0/Treasurer               Director of Reserve Management
                                                Corporation and Treasurer
                                                and Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Daniel Madden       Controller                  Controller of Reserve Management
                                                Corporation and Reserv Partners, Inc.
                                                both of the same address of the Trust.


Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant

                    POSITION WITH
NAME                THE ADVISER                 OTHER BUSINESSES
Bruce R. Bent       Chairman/CEO                Chairman/CEO, Director of Reserve
                                                Management Corporation; Chairman and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Bruce R. Bent II    President and               Senior Vice President, Secretary and
                    Secretary                   Director of Reserve Management
                                                Corporation; Secretary and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Arthur              Senior Vice President and   President, Treasurer and
T. Bent III         COO/Treasurer               Director of Reserve Management
                                                Corporation and Treasurer
                                                and Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Daniel Madden       Controller                  Controller of Reserve Management
                                                Corporation and Reserv Partners, Inc.
                                                both of the same address of the Trust.


Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

     See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (a) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No.68 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 22th day of April 2003.

                                THE RESERVE FUND

                                   By:  /s/ Bruce R. Bent
                                       -------------------------------
                                       Bruce R. Bent, Chairman and CEO

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                     TITLE                                       DATE
/s/ Bruce R. Bent                            Chairman and CEO                             April 22, 2003
----------------------------                 Trustee and (principal
Bruce R. Bent                                executive operating
                                             and financial officer)

*                                            Trustee                                      April 22, 2003
----------------------------
Edwin Ehlert Jr.

*                                            Trustee                                      April 22, 2003
----------------------------
Donald J. Harrington

*                                            Trustee                                      April 22, 2003
----------------------------
William E. Viklund

*                                            Trustee                                      April 22, 2003

----------------------------
William Montgoris

*                                            Trustee                                      April 22, 2003
----------------------------
Patrick Foye

/s/ Bruce R. Bent II                          President and Trustee                       April 22, 2003
----------------------------
Bruce R. Bent II

/s/ Arthur T. Bent III                       COO/Treasurer, Senior                        April 22, 2003
----------------------------                 Vice President and Trustee
Arthur T. Bent III


* Attorney-in-Fact